SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF RESTRICTED CASH

The restricted cash is presented separately on the consolidated balance sheets as follows:

	December 31, 2023	December 31, 2022
	US$’000	US$’000

Frozen amount	1,378	1,463
Security amount	-	10,642
Total restricted cash	1,378	12,105

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS

The following table summarizes the activity in the allowance for expected credit loss of other current assets for the year ended December 31, 2023.

For the Year Ended
December 31, 2023
US$’000

Balance as of December 31, 2022	-
Adoption of ASC Topic 326	73
Balance as of January 1, 2023	73
Current period provision	56
Write-offs	-
Balance as of December 31, 2023	129

SCHEDULE OF ESTIMATED USEFUL LIFE
Estimated useful lives

Buildings	20 years
Machinery and equipment	3 to 25 years
Vehicles	4 to 5 years
Computer and electronic equipment	2 to 5 years
Mold and tooling	1 to 13 years

SCHEDULE OF AMORTIZATION OF INTANGIBLE ASSETS

Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Estimated useful lives

Patent	5 to 10 years
Computer software	2 to 10 years

SCHEDULE OF ACCRUED WARRANTY

Accrued warranty is included in other liabilities and the movement of accrued warranty is as following:

	December 31, 2023	December 31, 2022	December 31, 2021
	US$’000	US$’000	US$’000

Accrued warranty - beginning of year	319	290	1,202
Warranty costs incurred	(106)	(89)	(989)
Provision for warranty	-	86	131
Translation adjustment	(9)	32	(54)
Accrued warranty - end of year	204	319	290

SCHEDULE OF REVENUE

	For the year ended
	December 31, 2023		December 31, 2022		December 31, 2021
	US$’000		US$’000		US$’000
	Related Parties	Third Parties	Related Parties	Third Parties	Related Parties	Third Parties

Vehicle sales	$713	$6,967	$3,722	$7,908	$6,887	$5,395
Sales of vehicle parts and accessories	$1,690	$113	$3,086	$145	$8,393	$1,528
Others	$-	$-	$100	$-	$3	$97

Total revenues	2,403	7,080	6,908	8,053	15,283	7,020

SCHEDULE OF GOVERNMENT SUBSIDY

See below for the nature of each government subsidy received and the related accounting treatment:

For the year ended December 31, 2023
No.	US$’000	Type of Subsidies	Accounting Treatment

1	3,270	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	478	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	3,748

For the year ended December 31, 2022
No.	US$’000	Type of Subsidies	Accounting Treatment

1	18,843	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	624	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.

TOTAL	19,467

For the year ended December 31, 2021
No.	US$’000	Type of Subsidies	Accounting Treatment

1	4,243	Subsidies compensating for expenses or losses	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.
2	652	Subsidies related to fixed assets	The Company recorded subsidies as other liabilities when received and recognized government subsidies as government grant income over the depreciable lives of the related fixed assets for which the subsidies are intended to compensate.
3	60,603	Loan forgiveness	The Company recognizes government subsidies as government grant income when the principal and interest amounts are officially forgiven after complying with the conditions attaching to the subsidies.
4	15,497	Investment promotion subsidy	The government subsidy is recognized as government grant income when the amounts are received and conditions are met.

TOTAL	80,995